Pruco Life Insurance Company	Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 802-9560
May 1, 2018
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Pruco Life Variable Appreciable Account (Registration No. 002-89558)
Ladies and Gentlemen:
Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 50; and (ii) that the text of Post-Effective Amendment No. 50 was filed electronically on April 6, 2018 (Accession No. 0000740870-18-000007).

By: /s/ Jordan K. Thomsen
Jordan K. Thomsen
Vice President and Corporate Counsel
Pruco Life Insurance Company
via EDGAR